Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / Shares $ / shares	Dec. 25, 2021 USD ($) $ / Shares $ / shares	Dec. 26, 2020 USD ($) $ / Shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus Performance
As
a result of the rules adopted by the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K
(“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our Principal Executive Officer or PEO) and average “compensation actually paid” to our other NEOs and certain metrics of our financial performance for the last three years, in each case, calculated in accordance with the PvP Rules.
For purposes of this disclosure, “compensation actually paid” or “CAP” to our PEO and other NEOs represents an amount calculated based on the SEC’s prescribed formula. CAP is not compensation actually earned by or paid to our named executive officers in each respective year. Neither the Compensation Committee nor the executives of our Company directly used the information in this table or the related disclosures when making compensation decisions for 2022. For details about the Company’s pay-for-performance
philosophy and how the Compensation Committee makes its decisions about executive pay, see the Compensation Discussion and Analysis beginning on page 17 of this proxy statement.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs 2	Total Shareholder Return 3	Peer Total Shareholder Return 3	Net Income/ (Loss) (in millions)	Company-Selected Measure: Adjusted EPS 4
2022	$8,255,135	$9,962,917	$2,945,446	$3,402,202	$120	$136	$538	$4.34
2021	$10,786,180	$28,293,056	$3,854,485	$7,569,084	$113	$142	$631	$4.48
2020	$6,239,637	($8,384,241)	$2,649,163	($811,730)	$99	$114	$404	$2.97

1
The dollar amounts reported in this column represent the CAP to our PEO, Mr. Bergman, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bergman during the applicable year.
2
The dollar amounts reported in this column represent the CAP to our
Non-PEO
NEOs as a group, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year.
3
Cumulative shareholder returns reflect $100 invested as of market close on December 28, 2019, the final trading day of the Company’s fiscal year ended December 28, 2019 (“fiscal 2019”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022, as filed with the SEC on February 21, 2023.
4
Reflects the Company’s selected measure of adjusted EPS for the respective Performance Incentive Plan (PIP) year as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement, with such adjustments as described in the applicable Compensation Discussion and Analysis.

Reconciliation Tables
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total-Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$5,678,782	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$23,277,085	$28,293,056
2020	$6,239,637	($3,438,000)	$0	($10,977,620)	($208,258)	($11,185,878)	($8,384,241)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our NEOs in 2020 and 2021 were Messrs. Breslawski, Paladino, Benjamin and Mlotek. Our NEOs in 2022 were Messrs. Breslawski, Paladino, South, Mlotek and Connett. Mr. Benjamin retired during 2022 and was not an NEO that year. Mr. Paladino retired as CFO during 2022 and Mr. South became CFO during 2022. Mr. Connett was an NEO only for 2022.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total-Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2022	$2,945,446	($ 1,441,433 )	$1,179,477	$353,110	$ 365,601	$1,898,189	$3,402,202
2021	$3,854,485	($ 2,174,430 )	$2,805,529	$3,118,145	($ 34,646 )	$5,889,029	$7,569,084
2020	$2,649,163	($ 1,473,250 )	$560,510	($ 2,401,561 )	($ 146,591 )	($ 1,987,643 )	($ 811,730 )

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The Company grants PSUs to executive officers annually, although no such grant was made during 2021. The Company grants RSUs to executive officers annually. Such grants cliff-vest on the fourth anniversary of the grant. During 2021, the 2021 Special Pandemic Recognition Awards were granted as RSU that vested 50% on the first anniversary of the grant in 2022 and 50% on the second anniversary of the grant in 2023.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2021 and 2022, and on vesting dates for awards that vested during 2022 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal years 2021 and 2022. None of the options granted to NEOs have been exercised as of year-end
2022.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2021	$ 74.93	$ 62.71	5.2	27.1%	1.33%	0%	$ 25.60
2022 Vesting	$ 87.24	$ 62.71	5.0	27.2%	1.77%	0%	$ 35.95
Year-end 2022	$ 79.87	$ 62.71 - $ 86.27	4.2 – 5.2	27.8%	3.98%	0%	$ 23.92 - $ 31.76

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote [Text Block]	Our NEOs in 2020 and 2021 were Messrs. Breslawski, Paladino, Benjamin and Mlotek. Our NEOs in 2022 were Messrs. Breslawski, Paladino, South, Mlotek and Connett. Mr. Benjamin retired during 2022 and was not an NEO that year. Mr. Paladino retired as CFO during 2022 and Mr. South became CFO during 2022. Mr. Connett was an NEO only for 2022.
Peer Group Issuers, Footnote [Text Block]	Cumulative shareholder returns reflect $100 invested as of market close on December 28, 2019, the final trading day of the Company’s fiscal year ended December 28, 2019 (“fiscal 2019”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the year ended December 31, 2022, as filed with the SEC on February 21, 2023.
PEO Total Compensation Amount	$ 8,255,135	$ 10,786,180	$ 6,239,637
PEO Actually Paid Compensation Amount	$ 9,962,917	28,293,056	(8,384,241)
Adjustment To PEO Compensation, Footnote [Text Block]
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total-Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$5,678,782	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$23,277,085	$28,293,056
2020	$6,239,637	($3,438,000)	$0	($10,977,620)	($208,258)	($11,185,878)	($8,384,241)

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2021 and 2022, and on vesting dates for awards that vested during 2022 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal years 2021 and 2022. None of the options granted to NEOs have been exercised as of year-end
2022.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2021	$ 74.93	$ 62.71	5.2	27.1%	1.33%	0%	$ 25.60
2022 Vesting	$ 87.24	$ 62.71	5.0	27.2%	1.77%	0%	$ 35.95
Year-end 2022	$ 79.87	$ 62.71 - $ 86.27	4.2 – 5.2	27.8%	3.98%	0%	$ 23.92 - $ 31.76

Non-PEO NEO Average Total Compensation Amount	$ 2,945,446	3,854,485	2,649,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,402,202	7,569,084	(811,730)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our NEOs in 2020 and 2021 were Messrs. Breslawski, Paladino, Benjamin and Mlotek. Our NEOs in 2022 were Messrs. Breslawski, Paladino, South, Mlotek and Connett. Mr. Benjamin retired during 2022 and was not an NEO that year. Mr. Paladino retired as CFO during 2022 and Mr. South became CFO during 2022. Mr. Connett was an NEO only for 2022.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total	Less Equity Deduction from SCT Total 1	Value of Current Year Equity Awards at Year-end 2	Change in Value of Unvested Prior Year Awards During Year 3	Change in Value of Prior Year Awards That Vested During Year 4	Total-Equity Addition/ (Subtraction) to SCT Total	Total Compensation Actually Paid 5
2022	$2,945,446	($ 1,441,433 )	$1,179,477	$353,110	$ 365,601	$1,898,189	$3,402,202
2021	$3,854,485	($ 2,174,430 )	$2,805,529	$3,118,145	($ 34,646 )	$5,889,029	$7,569,084
2020	$2,649,163	($ 1,473,250 )	$560,510	($ 2,401,561 )	($ 146,591 )	($ 1,987,643 )	($ 811,730 )

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2021	$ 74.93	$ 62.71	5.2	27.1%	1.33%	0%	$ 25.60
2022 Vesting	$ 87.24	$ 62.71	5.0	27.2%	1.77%	0%	$ 35.95
Year-end 2022	$ 79.87	$ 62.71 - $ 86.27	4.2 – 5.2	27.8%	3.98%	0%	$ 23.92 - $ 31.76

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Financial Measures
The
following table sets forth financial performance measures that we considered to be the most important in how CAP was linked to Company performance during 2022. As discussed in the Compensation Discussion and Analysis beginning on page 17 of this proxy statement, the annual PIP uses adjusted EPS as a financial metric for all NEOs and cumulative EPS is the financial metric used for PSU grants for the 2020-2022 and 2022-2024 cycles. The annual PIP also uses revenue and operating income as a financial metric for our NEOs.

Key Financial Measures
Adjusted EPS 1
Revenues 2
Operating Income 3

1
Adjusted EPS is a measure for purposes of the annual incentive program with respect to the Company Selected Measure under the PIP, as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement.
2
Revenues is a measure for purposes of the annual incentive program with respect to Business Financial Goals under the PIP, as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement.
3
Operating Income is a measure for purposes of the annual incentive program with respect to Business Financial Goals under the PIP, as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement.

Total Shareholder Return Amount	$ 120	113	99
Peer Group Total Shareholder Return Amount	136	142	114
Net Income (Loss)	$ 538,000,000	$ 631,000,000	$ 404,000,000
Company Selected Measure Amount | $ / Shares	4.34	4.48	2.97
PEO Name	Mr. Bergman
Percentage of Award Vesting	50.00%
Stock Price | $ / shares	$ 79.87	$ 74.93
Option Exercise Price Minimum | $ / shares	62.71
Option Exercise Price Maximum | $ / shares	$ 86.27	$ 62.71
Expected Term Minimum	4 years 2 months 12 days
Expected Term Maximum	5 years 2 months 12 days	5 years 2 months 12 days
Stock Price Volatility	27.80%	27.10%
Risk-free Interest Rate	3.98%	1.33%
Dividend Yield	0.00%	0.00%
Option Fair Value Minimum | $ / shares	$ 23.92
Option Fair Value Maximum | $ / shares	$ 31.76	$ 25.6
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Reflects the Company’s selected measure of adjusted EPS for the respective Performance Incentive Plan (PIP) year as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement, with such adjustments as described in the applicable Compensation Discussion and Analysis.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Vesting Awards [Member]
Pay vs Performance Disclosure [Table]
Stock Price | $ / shares	$ 87.24
Option Exercise Price Maximum | $ / shares	$ 62.71
Expected Term Maximum	5 years
Stock Price Volatility	27.20%
Risk-free Interest Rate	1.77%
Dividend Yield	0.00%
Option Fair Value Maximum | $ / shares	$ 35.95
PEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,971,000)	$ (5,770,209)	$ (3,438,000)
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,850,094	7,378,604	0
PEO [Member] | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,434,350	15,932,034	(10,977,620)
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,394,338	(33,552)	(208,258)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,678,782	23,277,085	(11,185,878)
Non-PEO NEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,441,433)	(2,174,430)	(1,473,250)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,179,477	2,805,529	560,510
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value as of Year End of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	353,110	3,118,145	(2,401,561)
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	365,601	(34,646)	(146,591)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,898,189	$ 5,889,029	$ (1,987,643)